Finance receivables, net - Finance Receivables Due for Payment (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
2025	€ 82.6
2026	317.2
2027	0.0
2028	0.0
2029	0.0
Thereafter	0.0
Finance receivables, gross	€ 399.8	€ 1,439.8